SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of valuation and qualifying accounts
		Additions
	Balance	Charged to	(Deductions)	Balance
	Beginning	Costs and	Recoveries/	End of
(in thousands)	of Year	Expenses	Other(1)	Year
Allowance for doubtful accounts:
Year Ended December 31, 2020	$2,595	$1,195	$(2,401)	$1,389
Year Ended December 31, 2019	$250	$2,346	$(1)	$2,595
Year Ended December 31, 2018	$165	$175	$(90)	$250